Reporting and Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for Credit Loss [Abstract]
Balance at January 1	$ 460	$ 369
Increase in allowance	761	590
Write-offs	(669)	(499)
Balance at December 31	$ 552	$ 460